Intangible assets, net (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Composition and movement of intangible assets
Beginning balance		$ 191,562
Ending balance	$ 12,632	260,015	$ 191,562
Capitalization of implementation	$ 12,632		191,562
Software
Composition and movement of intangible assets
Beginning balance		191,562	167,397
Additions		205,692	124,724
Disposals		(25)
Amortization		(137,212)	(100,618)
Exchange differences		(2)	59
Ending balance		260,015	191,562	$ 167,397
Amortization expense		137,212	100,618	87,667
Capitalization of implementation			191,562	$ 167,397
Software | Gross value
Composition and movement of intangible assets
Beginning balance		704,257
Ending balance		844,917	704,257
Capitalization of implementation			704,257
Software | Accumulated depreciation / amortization
Composition and movement of intangible assets
Beginning balance		(512,695)
Ending balance		$ (584,902)	(512,695)
Capitalization of implementation			$ (512,695)
Software | Minimum
Composition and movement of intangible assets
Estimated useful lives (in years)	1 year	1 year
Software | Maximum
Composition and movement of intangible assets
Estimated useful lives (in years)	4 years	4 years
SAP4HANA software
Composition and movement of intangible assets
Ending balance		$ 90,187
Capitalization of implementation